TYPE:	13F-HR
PERIOD	06/30/2002
FILER
   CIK	1135312
   CCC	m#mvms3h
SUBMISSION - CONTACT
   NAME	A. SWAYZE
   PHONE 609-219-7416

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Retirement Capital Advisors
Address: 11500 Northlake Drive
	 Cincinnati, Ohio  45249

Form 13F File Number:

The insitutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ashleigh C. Swayze, Esq.
Title:   Filer's Attorney
Phone:   609-219-7416


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]


                                                               Form 13 F Information Table
Name of Issuer           Title  CUSIP       VALUE  Shares/ SH/ PUT/ INVESTMT OTHER    VOTING AUTHORITY
                      of Class            (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS SOLE SHARED NONE
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
American Intl Group      Com  026874107    5123     75097   SH      SOLE             75097
American Phone Corp      Com  028870103       0       580   SH      SOLE               580
AOL Time Warner          Com  02364J104    2590    176115   SH      SOLE            176115
Baldor Electric          Com  057741100       2       100   SH      SOLE               100
Bellsouth Corp.		 Com  079860102      39      1261   SH      SOLE              1261
Bristol Myers Squibb     Com  110122108      12       500   SH      SOLE               500
Cardinal Health Inc.     Com  14149Y108      53       875   SH      SOLE               875
Charles Schwab           Com  808513105      27      2467   SH      SOLE              2467
Cincinnati Financial     Com  172062101      18       400   SH      SOLE               400
Cincinnati Microwave     Com  172167108       0       500   SH      SOLE               500
Cisco Systems            Com  17275R102    5808    416357   SH      SOLE            416357
Citigroup                Com  172967101    7218    186275   SH      SOLE            186275
Clear Channel Comm       Com  184502102       2        75   SH      SOLE                75
Duke Energy              Com  247025109      45      1466   SH      SOLE              1466
Eli Lily & Co.           Com  532457108      28       500   SH      SOLE               500
Exxon Mobil              Com  30231G102      16       400   SH      SOLE               400
Federal National Mort.   Com  313586109      22       300   SH      SOLE               300
Fifth Third Bancorp.     Com  316773100      91      1380   SH      SOLE              1380
General Electric         Com  369604103    6532    224878   SH      SOLE            224878
Home Depot               Com  437076102      94      2568   SH      SOLE              2568
I2 Technologies          Com  465754109       0       100   SH      SOLE               100
IBM                      Com  459200101      11       160   SH      SOLE               160
Intel                    Com  458140100    1463     80088   SH      SOLE             80088
Johnson & Johnson        Com  478160104    6344    121399   SH      SOLE            121399
Kohl's                   Com  500255104      21       300   SH      SOLE               300
Kroger                   Com  501044101       4       215   SH      SOLE               215
Medtronic                Com  585055106      52      1220   SH      SOLE              1220
Merck & Co.              Com  589331107      51      1008   SH      SOLE              1008
Merrill Lynch            Com  590188108      40      1000   SH      SOLE              1000
Microsoft                Com  594918104    5460     99824   SH      SOLE             99824
MidAmerica Waste Systems Com  59523f100       0       400   SH      SOLE               400
Nokia ADR                Com  654902204      21      1490   SH      SOLE              1490
Oracle                   Com  68389X105    2288    241659   SH      SOLE            241659
Pfizer Inc               Com  717081103    5978    170820   SH      SOLE            170820
Procter & Gamble         Com  742718109   15773    176635   SH      SOLE            176635
Sepracor                 Com  817315104       0        10   SH      SOLE                10
State Street             Com  857477103       8       200   SH      SOLE               200
Texas Instruments        Com  882508104      65      2754   SH      SOLE              2754
Tyco Int'l LTD New       Com  902124106    1925    142527   SH      SOLE            142527
Verizon                  Com  92343V104      36       900   SH      SOLE               900
Wal-Mart Stores Inc.     Com  931142103    7299    132701   SH      SOLE            132701
Walgreen                 Com  931422109      75      1950   SH      SOLE              1950
Wells Fargo              Com  949746101    4667     93238   SH      SOLE             93238
Amgen                    Com  031162100      63      1528   SH      SOLE              1528
Ariba Inc.               Com  04033V104       0        20   SH      SOLE                20
Biogen, Inc.             Com  90597105        7       175   SH      SOLE               175
Broadwing, Inc.          Com  111620100       1       694   SH      SOLE               694
Calpine                  Com  131347106     915    130272   SH      SOLE            130272
Corning                  Com  219350105       1       300   SH      SOLE               300
EMC Corp.                Com  268648102    1114    147612   SH      SOLE            147612
Exodus Communications    Com  302088109       0      3030   SH      SOLE              3030
JDS Uniphase Corp.       Com  46612J101       2      1050   SH      SOLE              1050
JP Morgan                Com  46625H100      66      1947   SH      SOLE              1947
Medimmune                Com  584699102      17       650   SH      SOLE               650
Motorola                 Com  620076109       1        85   SH      SOLE                85
Network Appliance Corp.  Com  64120L104       1       100   SH      SOLE               100
Nortel Network Corp.     Com  656568102       0       465   SH      SOLE               465
Silvercrest Corp.        Com  828360107       0       125   SH      SOLE               125
Sun Microsystems         Com  866810104       6      1311   SH      SOLE              1311
Worldcom 	         Com  98157D106     266    321238   SH      SOLE            321238
Worldcom Inc. - MCI GroupCom  98157D304       0        25   SH      SOLE                25
Fleet Capital 7.2%       Pref 33889V207      34      1400   SH      SOLE              1400
USB PFD 7.35             Pref 90334v208     100      4000   SH      SOLE              4000
JNJ Call Jul02           Call 4781609GN    (20)         2   SH      SOLE                 2
MSFT Call Jul02          Call 5949189GM    (20)         2   SH      SOLE                 2
PG Call Jul02            Call 7427189GR  (2650)        10   SH      SOLE                10
PG Call Oct02            Call 7427189JR  (5800)        10   SH      SOLE                10
PG Call Oct02            Call 7427189JS  (7750)        25   SH      SOLE                25
PG Call Jan 03           Call 74271D9AR (15200)        20   SH      SOLE                20
TXN Call Jul02           Call 8825089GH    (15)         3   SH      SOLE                 3

/TEXT
/DOCUMENT
/SUBMISSION